Offsetting Arrangements - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting [Abstract]
Fair Value of securities received as collateral that can be resold or repledged	$ 11,690	$ 2,470
Fair Value of securities received as collateral that have been resold or repledged	$ 5,310	$ 15